Debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of long term debt [abstract]
Summary of Long-term Debt
As of December 31, 2025 and 2024, debt was as follows:

			2025 (B)
	Rate of interest (A)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 5.35% to 10.00%, SOFR plus 3.500% to 3.750%	Various to 2060	Ps.	915,387,717	US$	50,949,129
Project financing	SOFR plus 1.23% to 1.81%	Various to 2031	4,221,385		234,956
Direct loans	Fixed of 4.59% to 10.380% and SOFR plus 2.15% to 4.54%	Various to 2031	269,813,134		15,017,401
Syndicated loans	SOFR plus 4.85%	During 2026	26,950,050		1,500,000
Revolving credit lines	SOFR	2026	28,565,695		1,589,924
Financing of Infrastructure asset	Fixed from 8.38% and 8.89%	Various to 2036	16,491,503		917,893
Total financing in U.S. dollars			1,261,429,484		US$	70,209,303
Euros
Bonds	Fixed from 2.75% to 4.88%	Various to 2030	51,922,592			€2,461,090
Japanese yen
Bonds	Fixed from 0.54%	Various to 2026	9,165,982			¥79,982,394
Pesos
Certificados bursátiles	Fixed of 7.47%	Various to 2026	31,361,411
Direct loans	TIIE plus 1.90% to 4.50%	Various to 2029	84,526,117
Others	TIIE plus 2.65%	During 2026	19,942,808
Total financing in pesos			135,830,336
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	43,138,222
Total principal in pesos (C)			1,501,486,616
Plus:
Accrued interest			29,811,474
Total principal and interest			1,531,298,090
Less:
Short-term maturities			315,416,497
Accrued interest			29,811,474
Total short-term debt and current portion of long-term debt			345,227,971
Long-term debt			Ps.	1,186,070,119

			2024 (B)
	Rate of interest (A)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 2.38% to 10.00%, SOFR plus 0.612% to 3.75%	Various to 2060	1,218,029,594		U.S.$	60,095,301
Project financing	SOFR plus 0.87% to 1.81%	Various to 2031	8,380,867		413,496
Direct loans	Fixed of 10.38% and SOFR plus 2.15% to 4.54%	Various to 2031	101,351,485		5,000,493
Syndicated loans	SOFR plus 4.85%	Various to 2026	30,402,450		1,500,000
Revolving credit lines	SOFR plus 3.00% to 4.85%	2025	131,369,868		6,481,543
Financing of Infrastructure asset	Fixed from 8.38% and 8.89%	Various to 2036	20,846,608		1,028,533
Total financing in U.S. dollars			1,510,380,872		U.S.$	74,519,366
Euros
Bonds	Fixed from 2.75% to 5.50%	Various to 2030	136,091,806			€6,484,638
Japanese yen
Bonds	Fixed from 0.54%	Various to 2026	10,306,353			¥79,956,191
Pesos
Certificados bursátiles	Fixed of 7.47% to	Various to 2026	31,318,419
Direct loans	TIIE plus 0.85% to 4.50%	Various to 2029	143,086,612
Syndicated loans	TIIE plus 0.95%	Various to 2025	1,350,000
Revolving credit lines	TIIE plus 4.25%	2025	20,500,000
Others	TIIE plus 2.65%	Various to 2026	34,006,893
Total financing in pesos			230,261,924
UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	41,592,362
Other currencies
Bonds	Fixed from 3.75%	Various to 2025	11,412,443
Total principal in pesos (C)			1,940,045,760
Plus:
Accrued interest			38,726,495
Total principal and interest			1,978,772,255
Less:
Short-term maturities			386,492,022
Accrued interest			38,726,495
Total short-term debt and current portion of long-term debt			425,218,517
Long-term debt			Ps.	1,553,553,738

Summary of Foreign Currency Translation	As of December 31, 2025 and 2024, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2025	2024
U.S. dollar	17.9667	20.2683
Japanese yen	0.1146	0.1289
Pounds sterling	24.1607	25.3860
Euro	21.0974	20.9868
Swiss francs	22.6728	22.3721
UDI	8.665387	8.340909

Summary of Changes in Consolidated Debt	The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2025 and 2024, which includes short and long-term debt:

	2025		2024
Changes in total debt:
At the beginning of the year	Ps.	1,978,772,255	Ps.	1,794,470,357
Loans obtained - financing institutions	897,917,722		1,056,523,887
Debt payments	(1,169,025,539)		(1,148,872,172)
Accrued interest (1)(2)	152,373,946		163,614,450
Interest (paid)	(149,914,573)		(148,380,958)
Foreign exchange	(178,825,721)		261,416,691
At the end of the year	Ps.	1,531,298,090	Ps.	1,978,772,255
(1)During 2025, includes Ps. 5,068,080 of premiums and awards amortizations; Ps. (4,277,084) of fees and expenses related to the issuance of debt and amortized cost of Ps. 163,629.
(2)During 2024, includes Ps. 622,591 of premiums and awards amortizations; Ps. (1,900,454) of fees and expenses related to the issuance of debt and amortized cost of Ps. 2,127,973.

Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest
E. Maturity of the total principal outstanding:

	2026		2027	2028	2029	2030	2031 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2025, for each of the years ending December 31.	Ps.	345,227,971	84,555,621	158,916,761	99,401,877	141,672,702	701,523,158	Ps.	1,531,298,090